Income tax expense (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
IncomeTaxExpenseLineItem [Line Items]
Provision for income taxes	$ 974,580	$ 721,113	$ 2,518,615	$ 3,307,243
Uncertain tax position	16,190,724		15,219,548	12,608,732
Deferred tax liability	766,796		$ 766,796	$ 883,181
Federal statutory income tax rate, percentage			21.00%	21.00%
Deferred balance, net change			$ 116,385
Effective tax rate, percentage			20.15%
Interest and penalties			$ 1,456,000	$ 829,000
Uncertain tax liability	$ 16,271,135		15,341,971	$ 12,836,039
California Franchise Tax Board [Member]
IncomeTaxExpenseLineItem [Line Items]
Net operating loss carryforwards			70,217,000
Federal [Member]
IncomeTaxExpenseLineItem [Line Items]
Net operating loss carryforwards			10,547,000
Income Tax Jurisdiction, Foreign [Member]
IncomeTaxExpenseLineItem [Line Items]
Net operating loss carryforwards			$ 22,939,000